THE GROUP AND ITS OPERATIONS (Details) $ in Thousands, item in Millions	12 Months Ended
	Jun. 30, 2022 USD ($) item	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)
Going Concern [Abstract]
Number of interactions each year with consumers | item	200
Net income	$ 22,990	$ 2,847	$ 7,770
Net cash generated from operating activities	50,129	25,897	51,719
Accumulated deficit	(87,690)	(110,680)
Borrowings and line of credit	15,027	28,517
Current assets in excess of current liabilities	40,900
Proceeds from borrowings	11,200
Cash and cash equivalents	48,831	$ 57,842	$ 21,870	$ 8,873
Transportation expense	$ 1,600